Taxation - Summary of (Loss) Income by Tax Jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
(Loss) income from Chinese Mainland operations	¥ 472,271		¥ 102,888	¥ (109,968)
(Loss) income before income taxes and share of loss in equity method investments	460,298	$ 65,821	(442)	(148,406)
Other
Operating Loss Carryforwards [Line Items]
Income (loss) from foreign operations	(3,612)		(5,538)	3,214
Hong Kong | Foreign
Operating Loss Carryforwards [Line Items]
Income (loss) from foreign operations	(3,216)		(72,313)	72
Cayman | Foreign
Operating Loss Carryforwards [Line Items]
Income (loss) from foreign operations	¥ (5,145)		¥ (25,479)	¥ (41,724)